UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                      ANNUAL REPORT OF PROXY VOTING RECORD
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10245
                                                     ---------

                            GAM Avalon Lancelot, LLC
         -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              135 East 57th Street
                               New York, NY 10002
         -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Kenneth A. Dursht
                                  GAM USA Inc.
                              135 East 57th Street
                               New York, NY 10002
         -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-407-4600
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

             Date of reporting period: July 1, 2004 - June 30, 2005
                                       ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD


                    FOR PERIOD JULY 1, 2004 TO JUNE 30, 2005

[GRAPHIC OMITTED] PFPC
A member of The PNC Financial Services Group

FORM N-PX SPREADSHEET*

REGISTRANT NAME:  GAM Avalon Lancelot, LLC
INVESTMENT COMPANY ACT FILE NUMBER:  811-10245
REPORTING PERIOD:  07/01/2004 - 06/30/2005
REGISTRANT ADDRESS:  135 East 57th Street, New York, NY 10022
NAME OF SERIES (AS APPLICABLE):_________________________________________________


--------------------------------------------------------------------------------


 ISSUER OF                 EXCHANGE
 PORTFOLIO                 TICKER         CUSIP #              SHAREHOLDER
 SECURITY                  SYMBOL                              MEETING DATE



--------------------------------------------------------------------------------
Roy G. Niederhoffer Fund                                       23-Dec-04
(Ireland) No. 2 Fund










Optimal Japan Fund                                             30-Dec-04
(US$ Series)







--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------

                                                                                             FUND'S VOTE FOR OR
                                                            WHO PROPOSED       WHETHER       AGAINST PROPOSAL, OR      WHETHER VOTE
SUMMARY OF MATTER                                         MATTER: ISSUER      FUND CAST        ABSTAIN; FOR OR          WAS FOR OR
    VOTED ON                                              / SHAREHOLDER        VOTE ON        WITHHOLD REGARDING          AGAINST
                                                                                MATTER            ELECTION OF            MANAGEMENT
                                                                                                  DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
1. To receive notice convening the meeting                Issuer              Yes                   For                     For

2. To receive directors' report and audited
   accounts for period ended 30 June 2004                                     Yes                   For                     For

3. To reappoint PriceWaterhouseCoopers as
   auditors                                                                   Yes                   For                     For

4. To transact any ordinary business of the
   Company                                                                    Yes                   Abstain                 --


1. That Financial Statements for year ended
   30 June 2004 together with auditors report be
   adopted.                                               Issuer              Yes                   For                     For

2. Continuation of all Directors in office for
   ensuing year.                                                              Yes                   For                     For

3. To reappoint PriceWaterhouse Coopers as
   auditors at a fee arranged with Directors                                  Yes                   For                     For
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*Complete for each series of the Registrant, as applicable.

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Registrant       GAM Avalon Lancelot, LLC
          ----------------------------------------------------------------------




By (Signature and Title)* /s/ Burkhard Poschadel
                         -------------------------------------------------------
                          Burkhard Poschadel, Chairman
                          (Principal Executive Officer)

Date             August 25, 2005
    ----------------------------------------------------------------------------


*Print the name and title of each signing officer under his or her signature.